Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Discount, net	$ 21,000	$ 21,000	$ 13,822
Common Stock, shares authorized		150,000,000	150,000,000
Common Stock, shares issued		120,193,050	96,851,941
Common Stock, shares outstanding		120,193,050	96,851,941
Common stock subscribed not yet issued		750,000	0
Unaudited
Common Stock, par value	$ 0.001
Common Stock, shares authorized	250,000,000
Common Stock, shares issued	154,359,714
Common Stock, shares outstanding	154,359,714
Common stock subscribed not yet issued	750,000